CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, shares issued	65,881,177	58,582,469	37,428,394
Common stock, shares outstanding	65,881,177	58,582,469	37,428,394
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Class A preferred stock shares issued	56,207,827	56,282,599
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common Stock, Voting Rights	The holders of common stock are entitled to one vote for each share held	The holders of common stock are entitled to one vote for each share held
Preferred Stock, Voting Rights	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company
Common stock issued in payment, shares	500,000	6,518,950
Common stock issued in payment, value	$ 30,000	$ 178,544
Share conversions, common shares		13,810,125
Common shares sold		825,000	325,000
Purchase shares of Common stock		412,500	162,500
Share conversions, shares		552,405
Liquidation, amount per share		$ 1.00
Common stock price per share		$ 0.50	$ 0.50
Preferred stock, shares authorized	100,000,000
Common stock issued, shares	7,298,708
Common shares sold	3,929,408
Purchase price of Common stock	$ 125,006
Chief Executive Officer [Member]
Share conversions, shares of Class A Preferred Stock	40,000	200,001
Preferred Stock, Conversion Basis	shares was determined to be $60,000 based on an assumed conversion at a one-for-25 ratio	shares was determined to be $110,002 based on an assumed conversion at a one-for-25 ratio
Undesignated Preferred Shares [Member]
Preferred stock, shares authorized	39,999,900	40,000,000
Preferred stock, shares outstanding	0	0
Class A Preferred Stock [Member]
Preferred stock, shares designated	60,000,000
Share conversions, common shares		13,810,125
Share conversions, shares of Class A Preferred Stock	114,772	552,405
Number of preferred stock shares held by CEO		31,092,596
Preferred stock, shares outstanding		56,282,599
Class A Preferred Stock [Member] | Chief Executive Officer [Member]
Number of preferred stock shares held by CEO	31,102,596
Preferred stock, shares outstanding	56,207,827
Class A Preferred Stock [Member] | Board Of Directors Chairman
Preferred stock, shares outstanding	90
Undesignated Preferred Stock [Member]
Preferred stock, shares authorized		40,000,000	40,000,000
Preferred stock, shares outstanding		0	0
Convertible Preferred Stock One [Member]
Preferred stock, shares authorized		60,000,000	60,000,000
Class B Preferred Stock [Member]
Super voting Preferred stock	100
Preferred stock, shares outstanding	90
Class A Preferred Stock One [Member]
Share conversions, shares of Class A Preferred Stock	114,772
Share conversions, common shares	114,772